Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Income Statement [Abstract]
Net sales	$ 143,068	$ 169,420	$ 151,049
Cost of sales	86,718	104,943	92,472
Gross profit	56,350	64,477	58,577
Selling, general and administrative expenses	53,713	65,867	67,106
Depreciation and amortization	5,458	4,845	3,859
Impairment of long-lived assets		309	46
Restructuring charges	0	0	1,182
Total operating expenses	59,171	71,021	72,193
Operating loss	(2,821)	(6,544)	(13,616)
Interest and other financial costs	3,017	5,683	4,689
Loss from continuing operations	(5,838)	(12,227)	(18,305)
Income taxes (benefits)	0	0
Net loss from continuing operations	(5,838)	(12,227)	(18,305)
Discontinued operations:
Loss from discontinued operations, net of tax		(552)	(381)
Net (loss) income from discontinued operations, net of tax		(552)	(381)
Net (loss) income	$ (5,838)	$ (12,779)	$ (18,686)
Weighted average common shares outstanding:
Basic	18,005	17,968	17,961
Diluted	18,005	17,968	17,961
Net (loss) income per common share:
Basic	$ (0.32)	$ (0.71)	$ (1.04)
Diluted	(0.32)	(0.71)	(1.04)
Net (loss) from continuing operations per common share:
Basic	(0.32)	(0.68)	(1.02)
Diluted	$ (0.32)	$ (0.68)	$ (1.02)